Entity Level Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 436	$ 467	$ 549
Miniature camera and related equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	175	306	92
Development services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	217		357
MUSE and related equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 44	$ 161	$ 100